Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Allowance for loan losses	$ 5,115	$ 5,212
Stock-based compensation	565	515
OREO Writedowns	420	0
SERP	418	369
Depreciation	345	519
Deferred compensation	324	262
State net operating loss	123	139
Net unrealized security gains	110	2
Commitment reserve	74	56
Lost interest on nonaccrual loans	58	173
Other	85	94
Gross deferred tax assets	7,637	7,341
Valuation Allowance	(123)	(139)
Total deferred tax assets	7,514	7,202
Deferred tax liabilities:
Deferred loan costs	624	495
Interest rate swaps	492	0
Goodwill	456	416
Deferred servicing fees	327	219
Bond accretion	103	104
Total deferred tax liabilities	2,002	1,234
Net deferred tax asset	$ 5,512	$ 5,968